Leases - Schedule of cash flow information related to leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease payments	$ 7,702	$ 10,348